Net loss per share - Company s basic and diluted net loss per share attributable to the Company (Parenthetical) (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average shares – diluted	60,748,810	61,623,820	61,023,855	61,349,985